INTERNATIONAL EQUITY FUND Investment Risks - INTERNATIONAL EQUITY FUND	Dec. 31, 2025
Controlling Voting Interest Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Controlling Voting Interest Risk: In accordance with the GuideStone Funds Trust Instrument, GuideStone will, at all times, directly or indirectly own, control or hold with power to vote at least 60% of the outstanding shares of GuideStone Funds. This means that GuideStone will control the vote on any matter that requires the approval of a majority of the outstanding shares of GuideStone Funds.
Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Currency Risk: Changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates can be affected unpredictably by intervention, or failure to intervene, by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad. Derivative contracts on non-U.S. currencies involve a risk of loss if currency exchange rates move against the Fund.
Depositary Receipts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Depositary Receipts Risk: Investments in depositary receipts (including ADRs, European Depositary Receipts and GDRs) are generally subject to the same risks of investing directly in the foreign securities that they evidence or into which they may be converted, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt or foreign stock. In addition, securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk as there may be an imperfect correlation between the market value of depositary receipts and the underlying foreign securities. In addition, issuers underlying unsponsored depositary receipts may not provide as much information as U.S. issuers and issuers underlying sponsored depositary receipts. Unsponsored depositary receipts also may not carry the same voting privileges as sponsored depositary receipts.
Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Derivatives Risk: Derivatives involve risks different from, and in some respects greater than, those associated with investing directly in securities, currencies or other instruments. Derivatives may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. There may be imperfect correlation between a derivative and the reference instrument underlying the derivative. Derivatives involve counterparty risk, which is the risk that the other party to the derivative will fail to make required payments or otherwise comply with the terms of the derivative. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are centrally cleared. However, derivatives traded on organized exchanges and/or through clearing organizations involve the possibility that the futures commission merchant or clearing organization will default in the performance of its obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.
Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Emerging Markets Risk: When investing in emerging markets, the risks of investing in foreign securities is heightened. Emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political or economic uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures. The governments of emerging market countries may also be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets and/or impose burdensome taxes that could adversely affect security prices. In addition, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Emerging markets are financial markets in countries with developing economies, where industrialization has commenced and the economy has linkages with the global economy. Generally, emerging markets are located in Latin America, Eastern Europe, and Asia (excluding Japan).
Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Equity Risk: Stocks and other equity securities generally fluctuate in value more than fixed income securities and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles with periods of rising and falling prices. The market value of a stock may fall due to changes in a company’s financial condition as well as general market, economic and political conditions and other factors.
Faith-Based Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Faith-Based Investing Risk: The Fund invests in accordance with the faith-based investment restrictions of GuideStone. The Fund may not be able to take advantage of certain investment opportunities due to these restrictions, which may adversely affect investment performance. In evaluating an investment, the Adviser or Sub-Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the factors relevant to a particular investment.
Financial Services Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Financial Services Sector Risk: Performance of companies in the financial services sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions and interest rates, credit rating downgrades and decreased liquidity in credit markets. The extent to which the Fund may invest in a company that engages in securities-related activities or banking is limited by applicable law. The impact of changes in capital requirements and recent or future regulation of any individual financial company, or of the financial services sector as a whole, cannot be predicted. In recent years, cyberattacks and technology malfunctions and failures have become increasingly frequent and have caused significant losses to companies in this sector, which may negatively impact the Fund.
Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Foreign Securities Risk: Obligations or securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. It may take more time to clear and settle trades involving foreign securities. In addition, securities issued by U.S. entities with substantial foreign operations or holdings can involve risks relating to conditions in foreign countries.
Futures and Options on Futures Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Futures and Options on Futures Risk: There is a risk that the prices of futures and options on futures contracts will diverge from the prices of their underlying instruments. Futures and options prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded and from imposition of daily price fluctuation limits or trading halts. There can be no assurance that, at all times, a liquid market will exist for offsetting a futures or options contract that the Fund has previously bought or sold and this may result in the inability to close a contract when desired.
Geographic Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Geographic Concentration Risk: Investments in a particular country or geographic region may be particularly susceptible to political, diplomatic or economic conditions and regulatory requirements. To the extent the Fund concentrates its investments in a particular country, region or group of regions, the Fund may be more volatile than a more geographically diversified fund.
Japan Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Japan Risk. The Japanese economy may be subject to economic, political and social instability, which could have a negative impact on Japanese securities. In the past, Japan's economic growth rate has remained relatively low, and it may remain low in the future. Furthermore, the Japanese economic growth rate could be impacted by Bank of Japan monetary policies, rising interest rates, tax increases, budget deficits, consumer confidence and volatility in the Japanese yen. At times, the Japanese economy has been adversely impacted by government intervention and protectionism, changes in its labor market and an unstable financial services sector. International trade, government support of the financial services sector and other troubled sectors, government policy, natural disasters, an aging demographic and declining population and/or geopolitical developments associated with actual or potential conflicts with one or more countries in Asia could significantly affect the Japanese economy. Strained foreign relations with neighboring countries (China, South Korea, North Korea and Russia) may not only negatively impact the Japanese economy but also the geographic region as well as globally. A significant portion of Japan’s trade is conducted with developing nations and can be affected by conditions in these nations or by currency fluctuations. Japan is an island state with few natural resources and limited land area and is reliant on imports for its commodity needs. Any fluctuations or shortages in the commodity markets could have a negative impact on the Japanese economy. In addition, Japan’s economy has in the past and could in the future be significantly impacted by natural disasters.
Large Shareholder Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Large Shareholder Transactions Risk: The Fund may experience adverse effects when certain large shareholders, including institutional accounts managed by the Adviser’s affiliates, as well as other series of GuideStone Funds (i.e., funds) that invest in the Fund, purchase or redeem large amounts of Fund shares. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions also will increase the distribution of taxable income to shareholders if sales of portfolio investments result in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Leverage Risk: The Fund is subject to leverage risk. Leveraging occurs when the Fund increases its assets available for investment using borrowings or similar transactions. Due to the fact that short sales involve borrowing securities and selling them, the Fund’s short sales effectively leverage the Fund’s assets. The use of leverage, including short sales and other forms of leveraging such as lending portfolio securities, entering into futures contracts and engaging in forward commitment transactions, may magnify the Fund’s gains or losses. Leverage also creates interest expense that may lower the Fund’s overall returns.
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Market Risk: The Fund’s value will go up and down in response to changes in the market value of its investments, sometimes rapidly and unpredictably. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. Changes in the financial condition of a single issuer can impact the market as a whole. Geopolitical risks, including terrorism, tensions, trade disputes or open conflict between nations, or political or economic dysfunction within some nations that are major players on the world stage or major producers of oil, may lead to instability in world economies and markets, may lead to increased market volatility and may have adverse long-term effects. Additionally, the imposition of tariffs or trade restrictions can disrupt global supply chains, increase costs for certain industries, and contribute to heightened market volatility, which may adversely affect the Fund's investments. Local, regional or global events such as the spread of infectious illnesses or other public health issues, recessions, natural disasters or other events could have a significant impact on the Fund and its investments. In addition, markets and market participants are increasingly reliant upon information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access and similar circumstances may have an adverse impact upon a single issuer, a group of issuers or the market at-large. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Multiple Sub-Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Multiple Sub-Adviser Risk: Fund performance is dependent upon the success of the Adviser and the Sub-Advisers in implementing the Fund’s investment strategies in pursuit of the Fund’s investment objective. To a significant extent, the Fund’s performance will depend on the success of the Adviser’s methodology in allocating the Fund’s assets to Sub-Advisers and its selection and oversight of the Sub-Advisers. The Sub-Advisers’ investment styles may not work together as planned, which could adversely affect the performance of the Fund. In addition, because each Sub-Adviser makes its trading decisions independently, it is possible that the Sub-Advisers may purchase or sell the same security at the same time without aggregating their transactions or hold long and short positions in the same security at the same time. This may cause unnecessary brokerage and other expenses. A Sub-Adviser’s strategy may be out of favor at any time.
Quantitative Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Quantitative Strategy Risk: Quantitative inputs and models use historical company, economic or industry data to evaluate prospective investments or to generate forecasts. Investments selected using quantitative methods may perform differently than analysis of their historical trends would suggest and may perform differently from the market as a whole. Inputs or models may be flawed or not work as anticipated and may cause the Fund to underperform other funds with similar investment objectives and strategies. There can be no assurance that these methodologies will enable the Fund to achieve its objective or that the models will perform as expected.
Sector Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Sector Concentration Risk: Although the Fund will not concentrate in any particular industry, it may be heavily invested in a particular economic sector. If the Fund focuses on one or a few sectors, its performance is likely to be disproportionately affected by developments that significantly affect that sector, including market, economic, political or regulatory developments. Individual sectors may be more volatile and may perform differently than the broader market. The Fund’s performance may also suffer if a sector does not perform as well as a Sub-Adviser expected. Prices of securities in the same sector often change collectively regardless of the merits of individual companies.
Short Sale and Short Position Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Short Sales and Short Position Risk: Short sales involve selling a security the Fund does not own in anticipation that the security will decline in price. The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The Fund’s potential loss on a short position is limited only by the maximum attainable price of the security less the price at which the security was sold by the Fund. Therefore, in theory, stocks sold short have unlimited risk. The Fund’s use of short sales in effect “leverages” the Fund. The Fund’s short strategy depends on counterparties from which the Fund borrows securities. The Fund must post collateral when borrowing securities and the Fund is subject to the risk of default by a counterparty, which could result in a loss of collateral and money owed to the Fund.
Warrants and Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Warrants and Rights Risk: Because the market price of warrants may be significantly less than the current price of the underlying security, there is a greater risk that warrants may drop in value at a faster rate than the underlying security. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than certain other types of investments. In addition, the value of a warrant or right does not necessarily change with the value of the underlying securities. The Fund could lose the value of a warrant or right if the right to subscribe to additional shares is not exercised prior to the warrant’s or right’s expiration date. The market for warrants and rights may be very limited and there may at times not be a liquid secondary market for warrants and rights.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	It is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.